UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: March 28, 2013

Check here if Amendment: | |; Amendment Number:
This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vivian L. Robison
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Vivian L. Robison               St. Helena, CA
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:       53
                                          -----------

Form 13F Information Table Value Total:   $221,767,703
                                          ------------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 3/28/13
                                                            Market       Total       3/28/13    Discr-   Voting
Name of Issuer        Symbol         Class   Cusip           Value      Shares        PRICE      etion    Auth
3M CO                  MMM           com     88579Y10     $ 1,719,458    16,174  $    106.31     sole    none
ABBOTT LABS            ABT           com     00282410     $ 2,651,073    75,059  $     35.32     sole    none
ABBVIE INC             ABBV          com     00287Y10     $ 3,185,244    78,108  $     40.78     sole    none
ALTRIA GROUP INC       MO            com     02209S10     $ 7,914,148   230,129  $     34.39     sole    none
APPLE INC              AAPL          com     03783310     $ 4,094,162     9,249  $    442.66     sole    none
BANCO LATINOAM-E       BLX           com     2069485 US   $ 6,575,526   265,785  $     24.74     sole    none
BANK NY MELLON         BK            com     06405810     $ 2,298,586    82,122  $     27.99     sole    none
BANK OF AMER CRP       BML PRL       com     06050558     $ 1,549,792    64,575  $     24.00     sole    none
BERKSHIRE HATH-A       BRK/A         com     08467010     $   781,400         5  $156,280.00     sole    none
BERKSHIRE HATH-B       BRK B         com     08467070     $ 4,828,576    46,340  $    104.20     sole    none
BROWN-FORMAN -B        BF B          com     11563720     $ 4,036,076    56,528  $     71.40     sole    none
CATERPILLAR INC        CAT           com     14912310     $ 3,074,563    35,352  $     86.97     sole    none
CHEVRON CORP           CVX           com     16676410     $ 1,796,558    15,120  $    118.82     sole    none
COCA-COLA CO/THE       KO            com     19121610     $ 1,079,182    26,686  $     40.44     sole    none
COMPASS DIVERSIF       CODI          com     20451Q10     $ 5,790,482   364,870  $     15.87     sole    none
DOMINION RES/VA        D             com     25746U10     $ 3,486,495    59,926  $     58.18     sole    none
DUKE ENERGY CORP       DUK           com     26441C20     $ 3,157,834    43,502  $     72.59     sole    none
EQUITY ONE INC         EQY           com     29475210     $ 4,139,487   172,695  $     23.97     sole    none
EXXON MOBIL CORP       XOM           com     30231G10     $ 8,665,489    96,166  $     90.11     sole    none
FRANKLIN RES INC       BEN           com     35461310     $ 2,149,344    14,252  $    150.81     sole    none
GENERAL ELECTRIC       GE            com     36960410     $ 2,554,298   110,480  $     23.12     sole    none
GOLDMAN SACHS GP       GS PRA        com     38143Y66     $ 4,766,182   202,989  $     23.48     sole    none
GOVERNMENT PROPE       GOV           com     38376A10     $ 7,223,149   280,729  $     25.73     sole    none
GRACO INC              GGG           com     38410910     $ 3,701,966    63,794  $     58.03     sole    none
HAWAIIAN ELEC          HE            com     41987010     $   203,170     7,332  $     27.71     sole    none
HJ HEINZ CO            HNZ           com     42307410     $ 1,473,730    20,392  $     72.27     sole    none
IBM                    IBM           com     45920010     $ 3,937,091    18,458  $    213.30     sole    none
INTEL CORP             INTC          com     45814010     $ 3,737,191   171,156  $     21.84     sole    none
JOHNSON&JOHNSON        JNJ           com     47816010     $16,519,856   202,623  $     81.53     sole    none
JPMORGAN CHASE         JPM           com     46625H10     $ 4,491,899    94,646  $     47.46     sole    none
KIMBERLY-CLARK         KMB           com     49436810     $ 3,556,772    36,301  $     97.98     sole    none
KINDER MORGAN EN       KMP           com     49455010     $ 3,906,105    43,512  $     89.77     sole    none
KINDER MORGAN IN       KMI           com     49456B10     $ 1,158,659    29,955  $     38.68     sole    none
KRAFT FOODS GROU       KRFT          com     50076Q10     $ 1,596,657    30,985  $     51.53     sole    none
LIBERTY INTERA-A       LINTA         com     53071M10     $ 2,734,292   127,950  $     21.37     sole    none
LIBERTY VENTUR-A       LVNTA         com     53071M88     $   619,907     8,202  $     75.58     sole    none
LOCKHEED MARTIN        LMT           com     53983010     $ 5,349,206    55,421  $     96.52     sole    none
LOWE'S COS INC         LOW           com     54866110     $ 1,327,200    35,000  $     37.92     sole    none
MCDONALDS CORP         MCD           com     58013510     $ 4,431,121    44,449  $     99.69     sole    none
MONDELEZ INTER-A       MDLZ          com     60920710     $ 7,004,814   228,803  $     30.62     sole    none
ORITANI FINANCIA       ORIT          com     68633D10     $ 3,570,858   230,527  $     15.49     sole    none
OXFORD INDS INC        OXM           com     69149730     $ 8,871,789   167,077  $     53.10     sole    none
PEPSICO INC            PEP           com     71344810     $ 8,632,143   109,116  $     79.11     sole    none
PHILIP MORRIS IN       PM            com     71817210     $14,437,079   155,723  $     92.71     sole    none
REDWOOD TRUST          RWT           com     75807540     $10,768,362   464,554  $     23.18     sole    none
SCRIPPS NET-CL A       SNI           com     81106510     $ 2,039,642    31,701  $     64.34     sole    none
SOTHEBY'S              BID           com     83589810     $ 1,599,726    42,762  $     37.41     sole    none
STAPLES INC            SPLS          com     85503010     $ 1,924,790   143,427  $     13.42     sole    none
SYMETRA FINANCIA       SYA           com     87151Q10     $ 3,439,880   256,516  $     13.41     sole    none
TRAVELERS COS IN       TRV           com     89417E10     $ 3,682,892    43,745  $     84.19     sole    none
WALT DISNEY CO         DIS           com     25468710     $ 4,457,607    78,479  $     56.80     sole    none
WESTAMERICA BANC       WABC          com     95709010     $ 4,620,243   101,925  $     45.33     sole    none
WINDSTREAM CORP        WIN           com     97381W10     $   455,951    57,497  $      7.93     sole    none

TOTAL                                                 $    221,767,703